Investment Objectives and Goals - ABS Insights Emerging Markets Fund	Mar. 03, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – ABS INSIGHTS EMERGING MARKETS FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.